Shareholders Equity FEC Resources - USD ($)	Total	Deficit	Share Capital	Contributed Surplus
Balance, amount at Dec. 31, 2018	$ 1,847,061	$ (17,943,399)	$ 16,732,397	$ 3,058,063
Statement [Line Items]
Total comprehensive loss for the year	(211,683)	(211,683)	0	0
Balance, amount at Dec. 31, 2019	1,635,378	(18,155,082)	16,732,397	3,058,063
Statement [Line Items]
Total comprehensive loss for the year	(187,052)	(187,052)	0	0
Shares issued pursuant to rights offering, net (Note 9)	718,117	0	718,111	0
Shares issued for debt (Note 9)	170,111	0	170,111	0
Balance, amount at Dec. 31, 2020	2,336,554	(18,342,134)	17,620,625	3,058,063
Balance, amount at Dec. 31, 2020	2,336,554	(18,342,134)	17,620,625	3,058,063
Balance, amount at Dec. 31, 2019	1,635,378	(18,155,082)	16,732,397	3,058,063
Balance, amount at Dec. 31, 2021	2,168,346
Balance, amount at Dec. 31, 2021	2,168,346	(18,510,342)	17,620,625	3,058,063
Balance, amount at Dec. 31, 2020	2,336,554	(18,342,134)	17,620,625	3,058,063
Balance, amount at Dec. 31, 2020	2,336,554	(18,342,134)	17,620,625	3,058,063
Statement [Line Items]
Total comprehensive loss for the year	(168,208)	(168,208)	0	0
Shares issued for debt (Note 9)			170,111
Balance, amount at Dec. 31, 2021	2,168,346
Balance, amount at Dec. 31, 2021	$ 2,168,346	$ (18,510,342)	$ 17,620,625	$ 3,058,063